Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Allocation of net income (loss)	$ (47,271)	$ 155,249	$ 326,106	$ 135,758	$ (913)	$ 3,306,271
Weighted average shares outstanding, basic	3,833,053	35,950,000	9,866,071	35,950,000	7,198,819	35,950,000
Weighted average shares outstanding, diluted	3,833,053	35,950,000	9,866,071	35,950,000	7,198,819	35,950,000
Basic net income (loss) per share	$ (0.01)	$ 0.00	$ 0.05	$ 0.00	$ (0.00)	$ 0.09
Diluted net income (loss) per share	$ (0.01)	$ 0.00	$ 0.05	$ 0.00	$ (0.00)	$ 0.09
Common Class A Non-redeemable [Member]
Allocation of net income (loss)	$ (147,785)		$ 639,835
Weighted average shares outstanding, basic	11,983,333		9,732,320
Weighted average shares outstanding, diluted	11,983,333		9,732,320
Basic net income (loss) per share	$ (0.01)		$ 0.05
Diluted net income (loss) per share	$ (0.01)		$ 0.05
Common Class B [Member]
Allocation of net income (loss)		$ 51,749	$ 74,403	$ 45,252	$ (27,832)	$ 1,102,090
Weighted average shares outstanding, basic		11,983,333	2,251,013	11,983,333	11,983,333	11,983,333
Weighted average shares outstanding, diluted		11,983,333	2,251,013	11,983,333	11,983,333	11,983,333
Basic net income (loss) per share		$ 0.00	$ 0.05	$ 0.00	$ (0.00)	$ 0.09
Diluted net income (loss) per share		$ 0.00	$ 0.05	$ 0.00	$ (0.00)	$ 0.09